This is filed pursuant to Rule 497(j).

                               Seward & Kissel LLP
                               1200 G Street, N.W.
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                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
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                                         October 1, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:      AllianceBernstein Blended Style Series, Inc.
              File Nos. 333-87002 and 811-21081
              AllianceBernstein Disciplined Growth Fund, Inc. File Nos. 333-85166 and 811-21065
              AllianceBernstein Dynamic Growth Fund, Inc.
              File Nos. 333-88222 and 811-21093
              AllianceBernstein Global Growth Trends Fund, Inc. File Nos. 333-85164 and 811-21064

Ladies and Gentlemen:

On behalf of the above-referenced AllianceBernstein funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on September 23, 2003.

                                         Sincerely,

                                         /s/ Anthony Tu-Sekine
                                         -----------------------------
                                             Anthony Tu-Sekine


00250.0437 #432618